CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BY COMPONENT (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in accumulated other comprehensive income (loss) by component
Beginning Balance	$ 791,004	$ (5,126,183)	$ (5,126,183)	$ 4,283,247
Unrealized holding gains (losses) for the period, net of tax	942,000	3,375,000	6,554,737	(8,770,910)
Net current period other comprehensive income	937,000	3,251,000	5,917,187	(9,409,430)
Ending Balance	1,728,000	(1,875,000)	791,004	(5,126,183)	4,283,247
Reclassification adjustment for:
Reclassification of realized amount	8,000	188,000	965,985	967,454	1,834,839
Income taxes	(3,000)	(64,000)	(328,435)	(328,934)
Securities gains realized in income, net	$ (5,000)	$ (124,000)	$ (637,550)	$ (638,520)